Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All significant inter-company transactions and balances between members of the Company are eliminated in consolidation.

Foreign currency translation

Foreign currency translation

The Company and its wholly-owned subsidiaries use US$ as their reporting currency. The functional currency of the Company’s subsidiaries in British Virgin Islands is US$ and the Company’s subsidiaries in Hong Kong is Hong Kong dollar (“HK$”), which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the statements of operations during the year in which they occur.

Translation of foreign currencies

Translation of foreign currencies

The functional currency is US$ for the Company’s British Virgin Islands operations and HK$ for all other entities’ operations. The Company’s reporting currency is the US$. Assets and liabilities denominated in foreign currencies are translated at year-end exchange rates, statements of operations accounts are translated at average rates of exchange for the year and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net income (loss).

	For the Years Ended December 31,
	2025	2024
Average rate	7.7833	7.8016
	As of December 31, 2025	As of December 31, 2024
Year-end spot rate	7.7956	7.7625

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the years presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of property and equipment and intangible assets and impairment of long-lived assets. Actual results could differ from these estimates.

Fair value measurement

Fair value measurement

The accounting standards regarding fair value of financial instruments and related fair value measurements define financial instruments and require disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurements and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices, other than those included in Level 1 for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The Company considers the carrying amount of its financial assets and liabilities, which consist primarily of cash, accounts receivable from third parties or a related party, other receivables, income taxes payable, accounts payable, other payable, amounts due to a related party, deferred revenue approximate the fair value of the respective assets and liabilities as of December 31, 2025 and 2024 owing to their short-term or present value nature or present value of the assets and liabilities. The Company values its short-term investment using quoted prices in active markets, and accordingly the Company classifies the valuation techniques that use these inputs as Level 1.

Cash

Cash

Cash represents cash in bank accounts. The Company maintains bank accounts in Hong Kong. Management believes that the Company is not exposed to any significant credit risk on cash. The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. As of December 31, 2025 and 2024, the Company did not have any cash equivalents.

Accounts receivable

Accounts receivable

The Company adopted Accounting Standards Codification “Financial Instruments — Credit Losses” (“ASC 326”) on January 1, 2023. Accounts receivables are presented net of an allowance for doubtful accounts. The Company maintains an allowance for credit losses in accordance with ASC 326 and records the allowance for credit losses as an offset to assets such as accounts receivable, and the estimated credit losses charged to the allowance is classified as “Asset impairment loss” in statements of operations and comprehensive income. The Company assesses collected ability by reviewing receivables on a collective basis where similar characteristics exist, primarily based on size, nature and on an individual basis when identifying specific customers with known disputes or collected ability issues.

In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the receivable balances, credit quality of the Company’s customer based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Bad debts are written off as incurred. The receivables were settled in April 2026. No allowance was required as of December 31, 2025 and 2024.

Receivable from shareholders

Receivable from shareholders

The Company issued new shares to five investors on December 30, 2024, and they recognized US$3 million receivable from these investors as of December 31, 2024, which was subsequently received on January 9, 2025.

Loan receivables

Loan receivables

Loans receivable are measured at amortized cost with interest accrued based on the contract rate. The Company evaluates the credit risk associated with the loans and estimates the cash flow expected to be collected over the life of the loan on an individual basis based on the current expected credit loss (“CECL”) methodology, the borrowers’ financial position, their financial performance, collection effect and their ability to continue to generate sufficient cash flows. An allowance for doubtful accounts has been established for the loans with collection issues.

The Company made a loan to a third-party at US$6 million on October 9, 2025 with an 8% per annum interest rate. The loan was settled on December 29, 2025, so no allowance for doubtful accounts was provided as of December 31, 2025. During this short-term loan period, the Company earned interest income of $107,703 for year ended December 31, 2025.

Other receivables and prepaid expenses

Other receivables and prepaid expenses

Other receivables and prepaid expenses include rental deposits for rents and advance payments made to vendors for certain services. An allowance for doubtful accounts may be established and recorded based on management’s assessment of the likelihood of collection. Management reviews these items on a regular basis to determine if the allowance for doubtful accounts is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. No allowance was required as of December 31, 2025 and 2024.

Leases

Leases

The Company has adopted the new lease standard, ASC 842, Leases (Topic 842) for all periods presented. The Company determines if an arrangement is a lease at inception. All the Company’s leases are operating leases. Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date.

Any lease with a term of 12 months or less is considered short-term. As permitted by ASC 842, short-term leases are excluded from the ROU asset and lease liabilities on the consolidated balance sheets. Significant judgment may be required when determining whether a contract contains a lease, the length of the lease term, the allocation of the consideration in a contract between lease and non-lease components, and the determination of the discount rate included in the lease. The Company reviewed the underlying objective of each contract, the terms of the contract, and consider current and future business conditions when making these judgments.

The Company elected not to record assets and liabilities on its consolidated balance sheets for any new or existing lease arrangements with lease terms of twelve months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term.

The initial lease liability is equal to the future fixed minimum lease payments discounted using the Company’s incremental borrowing rate, on a secured basis. The lease term includes optional renewal periods and early termination payments when it is reasonably certain that the Company will exercise those rights. The initial measurement of the right-of-use asset is equal to the initial lease liability plus any initial direct costs and prepayments, less any lease incentives. As of December 31, 2025 and 2024, the Company did not provide impairment against operating lease right-of-use assets.

Investment

Investment

Investments in equity without readily determinable fair value

Investments without readily determinable fair values (which are classified as Level 3 investments in the fair value hierarchy) use a determinable available measurement alternative in accordance with ASC 321, “Investments—Equity Securities”. The measurement alternative requires the investments to be held at cost and adjusted for impairment and observable price changes, if any.

Historically, for the investee company over which the Company did not have significant influence and a controlling financial interest, the Company accounts for these as cost method investments under ASC 325-20. These financial instruments are carried at cost, less any impairment (assessed yearly), plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. In addition, income is recognized when dividends are received only to the extent they are distributed from net accumulated earnings of the investee. Otherwise, such distributions are considered returns of investment and are recorded as a reduction on the cost of the investment.

Property and equipment

Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over their estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Useful Life
Office equipment and furnishings	5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and other comprehensive income. Expenditures for maintenance and repairs are charged to expense as incurred, while additions, renewals and betterments, which are expected to extend the useful life of an asset, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets, net

Intangible assets, net

Intangible assets are originally recognized at cost. The useful lives of intangible assets are assessed to either be finite or indefinite based on the nature of the intangible assets. The Company’s intangible assets represent Type 4 and Type 9 licenses acquired which allows the Company to conduct Type 4 (advising on securities) and Type 9 (asset management) regulated activities under the SFO in Hong Kong. Pursuant to the provisions of SFO, there is no expiry date for Type 4 and Type 9 licenses, and there are no laws, regulations or contractual agreements restricting the expiry date of Type 4 and Type 9 licenses, and the minimum regulatory capital requirements for Type 4 and Type 9 licenses are not material in amount, so management has determined that such assets have indefinite useful lives. These intangible assets are not amortized and are tested for impairment annually either individually or at the cash-generating unit level. These intangible assets are also evaluated annually to determine whether indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.

Impairment for long-lived assets

Impairment for long-lived assets

The Company reviews long-lived assets, including property and equipment and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future pre-tax cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset Company), when the market prices are not readily available.

The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. As of December 31, 2025 and 2024, no impairment of long-lived assets was recognized.

Account payable

Account payable

Accounts payable arise from the Company’s management consulting services. The Company may delegate part of the tasks to third-party companies depending on the contents of the consulting services, and the account payable represents amounts not settled with those suppliers.

Deferred revenue	Deferred revenue Deferred revenue represents advance payments received from customers before all of the relevant criteria for revenue recognition are met.
Other payables and accrued liabilities

Other payables and accrued liabilities

Accrued liabilities mainly include accrued rent and operating expenses. Other payables consist primarily of consideration payable in connection with the acquisition of 100% equity interest in Shine Prosperity on December 30, 2024, which was subsequently paid on January 28, 2025.

Business combination

Business combination

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC Topic 805, “Business Combinations”. The purchase method of accounting requires that the consideration transferred to be allocated to the net assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests.

The excess of (i) the total of the fair value of considerations transferred, the fair value of the non-controlling interests (if any) and previously held equity interest (if any) over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Revenue recognition

Revenue recognition

The Company applied ASC Topic 606, “Revenue from Contracts with Customers” (“ASC 606”), for all periods presented.

The core principle underlying the revenue recognition standard is that the Company will recognize revenue to represent the transfer of services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange.

This will require the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of services transfers to a customer. Under the guidance of ASC 606, the Company is required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Company satisfies its performance obligation. Revenue is recognized when promised goods or services are transferred to the client in an amount that reflects the consideration expected in exchange for those goods or services.

The Company is engaged in the provision of management consulting services, asset and fund management services. The service offerings mainly comprise the following:

Type I. Corporate Management Consulting Service

Type I. Corporate Management Consulting Service

Through one of its wholly owned subsidiaries in Hong Kong, Starchain, the Company provides corporate management consulting services in exchange for service fees, primarily serving clients listed on the Hong Kong Stock Exchange and U.S. stock exchanges. Starchain specializes in delivering structured and tailored consulting solutions to meet the unique needs of our clients. Specifically, these services include:

(i)	Management consulting — providing strategic insights and recommendations to drive business growth, delivering performance management reports, advising on key performance indicators (KPIs) and how to measure and optimize performance effectively; and
(ii)	Regulatory compliance and governance consulting — providing comprehensive regulatory and compliance consulting services, assisting to mitigate compliance risks and adopt best practices for corporate governance, ensuring compliance during company setup and maintaining statutory records to uphold proper corporate governance.

The Company enters into consulting agreements with its customers for the provision of management consulting services. The scopes of work under management consulting services can vary from contract to contract.

Such contracts generally stipulate the Company to fulfil certain discrete tasks such as submitting relevant reports (such as market research reports, regulatory compliance reports, business development reports) in accordance with the clients’ specific requirements within the specified time frame. The contract term generally requires the client to pay upfront payment upon signing the contract and outlines distinguishable price of each separate service, the criteria for completion of each service and the terms of payment. As this type of contract involves several unrelated, divisible or distinct tasks, the Company concludes that each service under the contract to be accounted for as a separate performance obligation. Revenue is recognized based on the point in time of receiving confirmation letters from clients because it is the time when the performance obligation for consulting services is satisfied.

Apart from the above mentioned services, the Company is also engaged to provide execution services over a certain period of time, such as assisting the client in maintaining client relationships, improving operational efficiency, liaising with various professional parties etc. The Company concludes that such services (i) are distinct and (ii) meet the criteria for recognizing revenue over time.

For corporate management consulting service, the Company considers itself as provider of the services as it has control of the specified services at any time before it is transferred to the customers which is evidenced by (i) the Company is primarily responsible for the services provided (ii) having rights in select third party vendors for simple services and establish pricing (iii) the Company does integrate different services by itself and outsourced vendors with the Company’s promise to provide the services according to the contract. Therefore, the Company acts as the principal of these arrangements and reports revenue on a gross basis.

Type II. Asset Management Service

Type II. Asset Management Service

Through our wholly owned subsidiaries in the Cayman Islands, British Virgin Islands, and Hong Kong — namely HF Fund SPC, HF CM, and HF IAM, respectively — we currently offer asset management services exclusively to professional investors.

HF Fund SPC is an open-ended investment fund regulated by the Cayman Islands Monetary Authority (“CIMA”), and focuses its investment in the secondary market, primarily targeting publicly listed companies in the global technology and innovation sectors. HF CM is an approved investment manager registered with the British Virgin Islands Financial Services Commission (“FSC”), and acts as the investment manager of HF Fund SPC. HF IAM is an entity with Type 4 (advising on securities) and Type 9 (asset management) licenses issued by the SFC. It is qualified to provide asset management services to professional investors, including discretionary account management services, fund management, and other customized investment solutions.

HF CM handles the process of client’s subscription to HF Fund SPC, distributing fund offering documents, processing subscription applications, and conducting KYC (Know Your Customer) and AML (Anti-Money Laundering) checks. In addition, HF CM provides fund management services to HF Fund SPC, including portfolio management, compliance with investment mandates, and executing investment decisions.

As of date of this annual report, HF CM acts as the fund manager of the Global Innovation SP portfolio under HF Fund SPC, while HF IAM serves as the investment advisor to this portfolio. The Global Innovation SP portfolio primarily invests in public equities of global technology companies that demonstrate unique innovation and high growth potential in the AI and blockchain sectors. HF Fund SPC’s investors mainly consist of high-net-worth individuals and private companies qualified as professional investors in Hong Kong.

As part of our business strategic transition, we are planning to expand the asset management services to a more tailored and sophisticated approach to investment management. This includes (i) discretionary account management services, where the fund managers will actively manage client portfolios based on predefined investment objectives, risk tolerance, and market conditions; and (ii) customized investment solutions, providing clients with personalized strategies that align with their unique investment preferences and long-term objectives. By combining in-depth market research, AI-driven analytics, and active portfolio management, we aim to enhance investment outcomes and deliver value-driven solutions that meet the evolving needs of our clients. The launch of these new services is contingent on several factors, including the necessary regulatory license and a stronger partnership with professional partners. As of the date of this report, HF IAM has submitted its application for the Type 1 (dealing in securities) license to SFC, which is pending as of the date of this report. We are also working to establish strategic partnerships with professional services providers in the industry to expand our client base.

1. Fund subscription services

The Company acts as an invest manager between funds and fund subscribers to provide fund subscription services and charges fund subscription fee at a fixed rate of the total subscription amount to fund subscriber through funds when the subscription of funds is completed. Fund subscription fee charged to fund subscribers for subscription of funds is recognized at a point in time when participating share is successfully subscribed in accordance with the provisions of the service contract.

The entire service fee from clients is non-refundable and there is no variable consideration, significant financing components or non-cash consideration in the contracts. Therefore, The Company concludes that fund subscription services to be accounted for as a single performance obligation and the fees as stipulated in the contract is recognized based on the point in time when the subscription of funds is completed.

2. Fund management services

The Company acts as an investment manager to the fund and provides investment services in exchange for monthly fee at a fixed rate of the total subscription amount. The Company enters a distinct contract with its clients for the provision of fund management services. The Company concludes that each monthly fund management services (i) is distinct and (ii) meets the criteria for recognizing revenue over time. In addition, the Company concludes that the services provided each month are substantially similar and result in the transfer of substantially similar services to the clients each month.

For asset management service, the Company considers itself as provider of the services, which is evidenced by (i) the Company is primarily responsible to provide asset management services to its customers; (ii) The Company has discretion in establishing the price for such services; and (iii) the Company bears the risk of the services. Therefore, the Company acts as the principal of the arrangements and reports revenue on a gross basis.

The benefit consumed by the clients is substantially similar for each month, even though the exact volume of services may vary. Therefore, the Company concludes that the monthly fund management service satisfies the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation. The Company recognizes revenue on a monthly basis as it meets its performance obligations throughout the term of the contract based on the fees set forth in the fund management service contract.

Disaggregation of revenue from contracts with clients, in accordance with ASC Topic 606, by major service lines is as follows:

	For the years ended December 31,
	2025	2024
REVENUE
Corporate Management Consulting Services:
Management consulting services	$1,227,937	$594,878
Management consulting services-related parties	721,877	779,840

Asset Management Services:
Fund subscription services	—	637,777
Fund management services	378,358	16,774
Total	$2,328,172	$2,029,269

Revenue disaggregated by timing of revenue recognition for the years ended December 31, 2025 and 2024 is disclosed in the table below:

	For the years ended December 31,
	2025	2024
Point in time:
Management consulting services	$1,085,206	$1,029,718
Fund subscription services	—	637,777

Over time:
Management consulting services	$864,608	$345,000
Fund management services	378,358	16,774

Total	$2,328,172	$2,029,269

Operating expenses	Operating expenses Operating expenses mainly consist of staff costs and employee benefits, rental and office expenses, professional fees, depreciation charges and other administrative expenses.
Employee benefits

Employee benefits

The principal employee’s retirement scheme is under the Hong Kong Mandatory Provident Fund Schemes Ordinance. Contributions are made by both the employer and the employee at the rate of 5% on the employee’s relevant salary income, subject to a cap of monthly relevant income of US$3,845 (HKD30,000).

Income taxes

Income taxes

HF Fund and Hang Feng are not subject to tax on income or capital gains under the current laws of the Cayman Islands. HF CM and Shine Prosperity are not subject to tax on income or capital gains under the current laws of the British Virgin Islands. Although HF CM is established in BVI, its income may be recognized by the Hong Kong Inland Revenue Department as being subject to income tax as its operations and management are located in Hong Kong. HF CM accrued this portion of its income taxes based on taxable income in an amount of $7,920 for the year ended December 31, 2025. Starchain and HF IAM are incorporated in Hong Kong which are subject to Hong Kong profits tax under Inland Revenue Department Ordinance at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million (approximately US$256,000) and 16.5% for any assessable profits in excess of HK$2 million (approximately US$256,000).

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended December 31, 2025 and 2024. As of December 31, 2025, income tax returns for the tax years ended December 31, 2019 through December 31, 2025 remain open for statutory examination for up to six years.

Research and development costs

Research and development costs

Research and development costs related to the Company’s real-world asset (“RWA”) platform are recognized as expense as incurred and are presented within research and development expenses in the consolidated statements of operations and comprehensive (loss) income. This includes cash-settled expenditures as well as the grant of equity instruments, such as restricted share units (“RSUs”), to consultants for services directly attributable to the design, development and testing of the RWA platform. The fair value of RSUs granted to consultants for RWA platform development is measured at grant date (or over the service period when appropriate) in accordance with applicable share-based payment guidance and is recognized as research and development expense over the requisite service period, with a corresponding credit to additional paid-in capital (or equity).

Costs (including the measured fair value of RSUs) are capitalized as an intangible asset only when the RWA platform has reached the development stage at which management concludes that (i) the project is technically feasible, (ii) the Company has the intention and ability to complete the platform and use it or generate probable future economic benefits from it, (iii) adequate technical, financial and other resources are available to complete the development, and (iv) the costs attributable to the platform can be reliably measured. Prior to meeting these criteria, all related expenditures, including share-based payments to consultants, are expensed as research and development costs. Once the capitalization criteria are met and the platform is considered fully developed and ready for its intended use, subsequent directly attributable development costs that meet the recognition criteria are recorded as an intangible asset and are amortized on a systematic basis over their estimated useful life, and assessed for impairment whenever there is an indication that the asset may be impaired.

Share-based compensation

Share-based compensation

The Company measures share-based compensation related to the issuance of RSUs to consultants based on the grant-date fair value of the awards and recognizes the expense over the requisite service period in which the related services are rendered. RSU awards granted to consultants in connection with the design, development and implementation of the Company’s real-world asset (“RWA”) platform are classified as equity-settled awards and are recognized as share-based compensation expense within research and development expenses in the consolidated statements of operations, with a corresponding increase to additional paid-in capital.

As the RSUs are with performance-based vesting conditions (vesting contingent on achievement of specified RWA platform development milestones), compensation cost is recognized over the period that management satisfied with the performance conditions and is adjusted prospectively if expectations change. Upon vesting and settlement of RSUs in shares, the Company reclassifies the balance from additional paid-in capital – RSU to ordinary share capital and additional paid-in capital; no subsequent fair value adjustments are recorded for equity-classified awards.

Related parties

Related parties

The Company adopted ASC 850, “Related Party Disclosures”, for the identification of related parties and disclosure of related party transactions. Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is comprised of net income (loss) and all changes to the statements of shareholders’ equity, except those due to investments by shareholders, changes in paid-in capital and distributions to shareholders. For the Company, comprehensive income (loss) consisted of net income (loss) and unrealized gain (loss) from foreign currency translation adjustment.

Earnings (Loss) per share

Earnings (Loss) per share

The Company reports basic earnings or loss per share in accordance with FASB ASC 260, “Earnings Per Share”. Basic earnings per share is computed using the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share is computed using the weighted average number of common shares outstanding plus the effect of dilutive securities during the reporting period. Any potentially dilutive securities that have an anti-dilutive impact on the per share calculation are excluded. During periods in which the Company reports a net loss, diluted weighted average shares outstanding are equal to basic weighted average shares outstanding because the effect of the inclusion of all potentially dilutive securities would be anti-dilutive. As of December 31, 2025 and 2024, there were no potentially dilutive securities considered in the calculation of diluted loss per common share due to net losses for each period.

Segment Reporting

Segment Reporting

The Company determines its reportable segments in accordance with ASC 280, Segment Reporting. Operating segments are identified based on the components of the business for which separate financial information is available and regularly reviewed by the Company’s chief operating decision maker (“CODM”) in assessing performance and allocating resources. An operating segment generally represents a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and for which discrete financial information is available. The Company has determined that its CODM is the Chief Executive Officer.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s chief operating decision maker (“CODM”) is the CEO.

Commitment and contingencies

Commitment and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters, including, among others, government investigations and tax matters.

In accordance with FASB ASC 450-20, “Loss Contingencies”, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

Recently adopted accounting standards

Recently adopted accounting standards

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments require that a public entity disclose, on an annual and interim basis, an amount for other segment items by reportable segment and a description of its composition. The other segment items category is the difference between segment revenue less the segment expenses disclosed under the significant expense principle and each reported measure of segment profit or loss. The amendments improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities. The amendments in ASU 2023-07 are effective for years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, adopted retrospectively. The Company considers that the guidance will not have a significant impact on the disclosures set out in these consolidated financial statements (see Note 11).

On December 14, 2023, the FASB issued a final standard on improvements to income tax disclosures. The standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. ASU 2023-09, Improvements to Income Tax Disclosures, applies to all entities subject to income taxes. For public business entities (PBEs), the new requirements will be effective for annual periods beginning after December 15, 2024. For entities other than public business entities (non-PBEs), the requirements will be effective for annual periods beginning after December 15, 2025. The guidance was applied on a prospective basis with the option to apply the standard retrospectively. The adoption of this standard did not have a material impact to our results of operations, cash flows or financial condition.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. As a result, the Company’s operating results, and financial statements may not be comparable to the operating results and financial statements of other companies who have adopted the new or revised accounting standards.

In November 2024, the FASB issued ASU 2024-03, “Income Statement–Reporting Comprehensive Income–Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”), which requires the disaggregation of certain expenses in the financial statements notes, to provide enhanced transparency into the expense captions presented on the face of the consolidated statement of operations. ASU 2024-03 is effective for annual reporting periods beginning January 1, 2027 and interim periods beginning January 1, 2028 and may be applied either prospectively or retrospectively. The Company is currently evaluating the impact that ASU 2024-03 will have on its related disclosures, and the transition method.

On January 6, 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

On July 30, 2025, the FASB issued ASU 2025-05, which amends ASC 326-20 to provide a practical expedient for all entities which elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses, and an accounting policy election for all entities, other than a public business entity, that elect the practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient and, if so, whether it has also applied the accounting policy election. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In December 2025, the FASB issued ASU 2025-11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. As the Board stated in the proposed guidance and reiterates in the ASU, the amendments are not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For entities other than public business entities, for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

An entity that elects to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. Additionally, an entity that elects early adoption must adopt all the amendments in the same period. The Company is currently evaluating the impact of this new standard on Company’s consolidated financial statements and related disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.